VARIABLE INTEREST ENTITIES - SECURITIZE, INC. AND SUBSIDIARIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Cash	$ 1	$ 1
Securitize, Inc. and Subsidiaries
Schedule of Equity Method Investments [Line Items]
Notes receivable, related parties	8,238,757	5,183,987
Investments in tokenized assets	11,156,182	12,034,881	$ 0
Restricted tokenized assets	0	1,722,665	36,000,000
Cash	14,459,817	24,871,555	21,788,225
Securitize, Inc. and Subsidiaries | Related party
Schedule of Equity Method Investments [Line Items]
Notes receivable, related parties		5,183,987	3,770,027
Securitize, Inc. and Subsidiaries | Variable Interest Entity, Not Primary Beneficiary | Securitize Capital Hamilton Lane Equity Opportunity Fund, L.P. | Related party
Schedule of Equity Method Investments [Line Items]
Notes receivable, related parties	1,353,732	1,084,957	471,859
Securitize, Inc. and Subsidiaries | Variable Interest Entity, Not Primary Beneficiary | Securitize AAA CLO Tokenized Fund, Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in tokenized assets	3,540,254	5,000,000	0
Securitize, Inc. and Subsidiaries | Variable Interest Entity, Not Primary Beneficiary | Securitize KKR Platform SPC, LTC
Schedule of Equity Method Investments [Line Items]
Notes receivable, related parties	4,702,874	3,476,639	3,232,059
Securitize, Inc. and Subsidiaries | Variable Interest Entity, Not Primary Beneficiary | Hamilton Lane SCOPE Securitize Tokenized Feeder, LP
Schedule of Equity Method Investments [Line Items]
Investments in tokenized assets	883,344	862,798	0
Restricted tokenized assets	0	1,103,171	0
Securitize, Inc. and Subsidiaries | Variable Interest Entity, Not Primary Beneficiary | Apollo Diversified Credit Securitize Fund
Schedule of Equity Method Investments [Line Items]
Investments in tokenized assets	1,732,585	1,157,270	0
Restricted tokenized assets	0	619,494	0
Securitize, Inc. and Subsidiaries | Variable Interest Entity, Not Primary Beneficiary | VanEck Treasury Fund, Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in tokenized assets	5,000,000	5,000,000	0
Cash	$ 77,489	14,813	0
Securitize, Inc. and Subsidiaries | Variable Interest Entity, Not Primary Beneficiary | Hamilton Lane SF6 – Securitize Tokenized Feeder Fund Ltd | Related party
Schedule of Equity Method Investments [Line Items]
Notes receivable, related parties		$ 0	$ 2,474,384